A&D Mortgage Trust 2024-NQM4 ABS-15G

Exhibit 99.5

Data Compare Summary

2024_ADMT-NQM4_Final_8-14-24

Run Date - 8/14/2024 09:30:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	79	932	8.48%	All variances were spelling differences in the tape vs on the note.
PropertyType	32	846	3.78%	All variances were enumerations differences in the tape vs ASF.
MINNo	32	870	3.68%	All MINno were verified by Mission
B1FirstName	70	871	8.04%	All variances were spelling differences in the tape vs on the note.
ApplicationDate	162	871	18.6%	All variances were verified by Mission using either the application or the credit report
MortgageOriginationChannel	32	868	3.69%	Mission verified all differences in reported channel
LoanAmount	0	871	0%
PrimaryAppraisedPropertyValue	17	871	1.95%	Mission verified all values used from the primary appraisal
SalesPrice	1	810	0.12%	This loan the sales price had a contract amendment
TotalDebtIncomeRatio	7	871	0.8%	In all cases Mission verified debt to income ratios
ClosingSettlementDate	462	800	57.75%	In all cases Mission verified closing dates from the relevant closing documents.
Occupancy	0	871	0%
RefinanceType	12	299	4.01%
InterestRate	2	871	0.23%	The interest rate was verified by Mission in the Promissory Note
PropertyZipCode	0	870	0%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval an dfinal loan docs.
DSCR	52	871	5.97%	In all cases Mission verified values from the credit report and other valuation documents.
LoanProgram	2	871	0.23%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval an dfinal loan docs.
LenderName	59	871	6.77%	In each case Mission verified the lender name from the Promissory Note
NumberofUnits	5	871	0.57%	The number of units was verified from the appraisal
PropertyCounty	74	870	8.51%	All variances were spelling differences in the tape vs on the note.
PropertyState	0	870	0%
LoanPurpose	0	871	0%
NoteDate	8	857	0.93%	In each case Mission verified the Note Date from the Prommissory Note
AllBorrowerTotalIncome	46	871	5.28%	Income was verified for each borrower
B1LastName	16	871	1.84%	All variances were spelling differences in the tape vs on the note.
PropertyAddress	84	870	9.66%	All variances were spelling differences in the tape vs on the note.
CLTV	8	19	42.11%	in each case the variation was verified by the value documents
FirstPaymentDate	26	871	2.99%	In each case Mission verified the Payment Date from the Prommissory Note
InitialMonthlyPIOrIOPayment	21	871	2.41%	In each case Mission verified the Payment from the Prommissory Note
B1Citizen	5	871	0.57%	All variances were verified by Citizenship documents
PropertyCity	4	870	0.46%	All variances were spelling differences in the tape vs on the note.
B2FirstName	9	171	5.26%	All variances were spelling differences in the tape vs on the note.
B2LastName	1	171	0.58%	All variances were spelling differences in the tape vs on the note.
QualifyingCLTV	36	852	4.23%	in each case the variation was verified by the value documents